NET INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 30, 2017
NET INCOME PER COMMON SHARE
Schedule of net income per common share

(In millions, except per share amounts)		2017	2016	2015

(A)	Income from continuing operations	$281.8	$320.7	$274.4
(B)	Loss from discontinued operations, net of tax	–	–	(.1)

(C)	Net income available to common shareholders	$281.8	$320.7	$274.3

(D)	Weighted average number of common shares outstanding	88.3	89.1	91.0
	Dilutive shares (additional common shares issuable under stock-based awards)	1.8	1.6	1.9

(E)	Weighted average number of common shares outstanding, assuming dilution	90.1	90.7	92.9

Net income per common share:
Continuing operations (A) ÷ (D)		$3.19	$3.60	$3.01
Discontinued operations (B) ÷ (D)		–	–	–

Net income per common share (C) ÷ (D)		$3.19	$3.60	$3.01

Net income per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$3.13	$3.54	$2.95
Discontinued operations (B) ÷ (E)		–	–	–

Net income per common share, assuming dilution (C) ÷ (E)		$3.13	$3.54	$2.95